Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 44,122	€ 43,471	€ 42,522
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,122	43,471	42,522
Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,153	7,687	7,417
Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,406	11,093	10,652
Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,029	9,120	9,088
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,141	3,811	3,407
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,830	7,356	7,702
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,503	3,254	3,070
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,060	1,150	1,186
Operating segments [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			42,522
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,132	43,480	42,530
Inter-operating segments	9	9	7
Operating segments [member] | Telecom activities, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,122	43,471	42,522
Operating segments [member] | Telecom activities, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,153	7,687	7,417
Operating segments [member] | Telecom activities, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,408	11,093	10,652
Operating segments [member] | Telecom activities, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,030	9,121	9,089
Operating segments [member] | Telecom activities, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,146	3,817	3,411
Operating segments [member] | Telecom activities, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,830	7,356	7,702
Operating segments [member] | Telecom activities, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,503	3,255	3,070
Operating segments [member] | Telecom activities, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,061	1,152	1,188
Operating segments [member] | France (excluding Orange Business), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,730	17,983	18,092
Inter-operating segments	723	745	603
Operating segments [member] | France (excluding Orange Business), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,007	17,238	17,489
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,065	4,857	4,697
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,364	2,332	2,276
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,725	3,787	3,872
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,514	4,938	5,313
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,394	1,323	1,226
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	668	746	708
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,574	10,962	10,579
Inter-operating segments	136	157	131
Operating segments [member] | Europe (excluding France), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,438	10,805	10,449
Operating segments [member] | Europe (excluding France), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,088	2,830	2,720
Operating segments [member] | Europe (excluding France), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,932	2,869	2,887
Operating segments [member] | Europe (excluding France), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,361	1,219	1,087
Operating segments [member] | Europe (excluding France), operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	565	471	352
Operating segments [member] | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,700	1,828	1,886
Operating segments [member] | Europe (excluding France), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,757	1,559	1,490
Operating segments [member] | Europe (excluding France), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170	187	157
Operating segments [member] | Spain, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,698	4,647	4,720
Inter-operating segments	55	61	48
Operating segments [member] | Spain, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,643	4,586	4,672
Operating segments [member] | Spain, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,894	1,870	1,870
Operating segments [member] | Spain, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	782	790	880
Operating segments [member] | Spain, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	457	436	435
Operating segments [member] | Spain, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58	41	14
Operating segments [member] | Spain, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	793	878	900
Operating segments [member] | Spain, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	711	632	621
Operating segments [member] | Spain, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	1	1
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,889	6,329	5,870
Inter-operating segments	93	109	94
Operating segments [member] | Other European countries, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,795	6,219	5,776
Operating segments [member] | Other European countries, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,194	959	850
Operating segments [member] | Other European countries, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,150	2,079	2,007
Operating segments [member] | Other European countries, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	904	783	652
Operating segments [member] | Other European countries, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	507	430	338
Operating segments [member] | Other European countries, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919	964	998
Operating segments [member] | Other European countries, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,047	927	869
Operating segments [member] | Other European countries, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	168	185	155
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,152	6,918	6,381
Inter-operating segments	164	168	165
Operating segments [member] | Africa and Middle-East, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,988	6,750	6,216
Operating segments [member] | Africa and Middle-East, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,456	5,272	4,884
Operating segments [member] | Africa and Middle-East, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	847	800	664
Operating segments [member] | Africa and Middle-East, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53	40	31
Operating segments [member] | Africa and Middle-East, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	666	663	654
Operating segments [member] | Africa and Middle-East, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	90	104	112
Operating segments [member] | Africa and Middle-East, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40	39	36
Operating segments [member] | Orange Business, operating segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,927	7,930	7,757
Inter-operating segments	347	383	386
Operating segments [member] | Orange Business, operating segment [Member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,579	7,548	7,371
Operating segments [member] | Orange Business, operating segment [Member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	693	659	636
Operating segments [member] | Orange Business, operating segment [Member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,220	3,466	3,633
Operating segments [member] | Orange Business, operating segment [Member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,706	3,489	3,195
Operating segments [member] | Orange Business, operating segment [Member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41	41	42
Operating segments [member] | Orange Business, operating segment [Member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	267	275	250
Operating segments [member] | Totem
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	686	685
Inter-operating segments	549	572
Operating segments [member] | Totem | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	137	113
Operating segments [member] | Totem | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	686	685
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,478	1,540	1,515
Inter-operating segments	505	523	517
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	973	1,017	998
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	982	1,060	1,056
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	496	480	460
Operating segments [member] | Telecom activities and Mobile Financial Services, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,122	43,471
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(9)	(9)	(7)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2,416)	(2,538)	(1,795)
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(12)	(14)	(11)
Inter-operating segments	(12)	(14)	(11)
Elimination of intersegment amounts | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(12)	(14)	(11)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2,416)	(2,538)	(1,795)
Inter-operating segments	(2,416)	(2,538)	(1,795)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(37)	(38)	(31)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(124)	(150)	(168)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(177)	(184)	(167)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1,759)	(1,859)	(1,249)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(6)	(7)	(8)
Elimination of intersegment amounts | Telecom activities, operating segment, eliminations [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(313)	(299)	(172)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(9)	(9)	(7)
Inter-operating segments	(9)	(9)	(7)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1)	(1)	(1)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(5)	(6)	(4)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ (1)	€ (2)	€ (2)